VANECK SOCIAL SENTIMENT ETF
SCHEDULE OF INVESTMENTS
June 30, 2024 (unaudited)
1
Number
of Shares Value
COMMON STOCKS: 99.9%
Automobiles & Components : 7.3%
Ford Motor Co. 29,608 $ 371,284
Lucid Group, Inc. * † 342,209 893,165
Rivian Automotive, Inc. * † 76,251 1,023,288
Tesla, Inc. * 10,071 1,992,850
4,280,587
Banks : 2.3%
Bank of America Corp. 8,734 347,351
JPMorgan Chase & Co. 3,201 647,434
NU Holdings Ltd. * 27,136 349,783
1,344,568
Capital Goods : 1.6%
Boeing Co. * 5,109 929,889
Underline
Consumer Discretionary Distribution &
Retail : 5.8%
Abercombie & Fitch Co. * 1,434 255,023
Amazon.com, Inc. * 9,424 1,821,188
Carvana Co. * 4,850 624,292
Chewy, Inc. * 15,671 426,878
Ulta Beauty, Inc. * 756 291,718
3,419,099
Consumer Durables & Apparel : 1.8%
Lululemon Athletica, Inc. * 2,797 835,464
On Honlding AG * 6,633 257,360
1,092,824
Consumer Services : 4.2%
Airbnb, Inc. * 1,585 240,334
Carnival Corp. * 26,656 499,000
Cava Group, Inc. * 5,742 532,571
DraftKings, Inc. * 18,169 693,511
Starbucks Corp. 7,113 553,747
2,519,163
Consumer Staples Distribution & Retail : 2.6%
Target Corp. 3,703 548,192
Walmart, Inc. 14,310 968,930
1,517,122
Energy : 0.5%
Exxon Mobil Corp. 2,609 300,348
Underline
Financial Services : 11.9%
Affirm Holdings, Inc. * 9,771 295,182
Block, Inc. * 6,140 395,969
Charles Schwab Corp. 4,042 297,855
Coinbase Global, Inc. * 7,003 1,556,277
PayPal Holdings, Inc. * 19,566 1,135,415
Robinhood Markets, Inc. * 75,333 1,710,812
SoFi Technologies, Inc. * † 252,538 1,669,276
7,060,786
Food, Beverage & Tobacco : 2.2%
Altria Group, Inc. 13,782 627,770
Celsius Holdings, Inc. * 10,868 620,454
1,248,224
Health Care Equipment & Services : 0.5%
CVS Health Corp. 4,731 279,413
Underline
Household & Personal Products : 0.5%
elf Beauty, Inc. * 1,432 301,751
Underline
Number
of Shares Value
Materials : 0.3%
Albemarle Corp. 2,103 $ 200,879
Underline
Media & Entertainment : 13.1%
Alphabet, Inc. 6,138 1,118,037
Meta Platforms, Inc. 2,375 1,197,523
Netflix, Inc. * 825 556,776
Paramount Global 122,773 1,275,611
Roblox Corp. * 8,705 323,913
Roku, Inc. * 6,151 368,629
Snap, Inc. * 29,301 486,690
Trump Media & Technology
Group Corp. * 43,623 1,428,652
Walt Disney Co. 6,792 674,378
Warner Bros Discovery, Inc. * 44,899 334,049
7,764,258
Pharmaceuticals, Biotechnology & Life
Sciences : 3.3%
Eli Lilly & Co. 457 413,759
Moderna, Inc. * 2,051 243,556
Pfizer, Inc. 15,526 434,417
Viking Therapeutics, Inc. * 16,279 862,950
1,954,682
Semiconductors & Semiconductor
Equipment : 9.9%
Advanced Micro Devices, Inc. * 11,139 1,806,857
Broadcom, Inc. 388 622,946
Enphase Energy, Inc. * 2,564 255,656
First Solar, Inc. * 1,333 300,538
Intel Corp. 22,295 690,476
Micron Technology, Inc. 2,890 380,122
NVIDIA Corp. 14,260 1,761,680
5,818,275
Software & Services : 22.5%
Crowdstrike Holdings, Inc. * 2,032 778,642
Marathon Digital Holdings,
Inc. * † 87,909 1,744,994
Microsoft Corp. 2,677 1,196,485
MicroStrategy, Inc. * 1,092 1,504,208
Oracle Corp. 2,524 356,389
Palantir Technologies, Inc. * 75,111 1,902,562
Palo Alto Networks, Inc. * 1,828 619,710
Salesforce, Inc. 3,671 943,814
Shopify, Inc. * 13,816 912,547
Snowflake, Inc. * 8,016 1,082,881
UiPath, Inc. * 44,510 564,387
Unity Software, Inc. * 99,690 1,620,959
13,227,578
Technology Hardware & Equipment : 8.0%
Apple, Inc. 8,379 1,764,785
Cisco Systems, Inc. 6,964 330,860
Dell Technologies, Inc. 8,535 1,177,062
Super Micro Computer, Inc. * 1,699 1,392,076
4,664,783

VANECK SOCIAL SENTIMENT ETF
SCHEDULE OF INVESTMENTS
(continued)
2
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
Transportation : 1.6%
American Airlines Group, Inc. *
† 27,908 $ 316,198
Lyft, Inc. * 15,621 220,256
Uber Technologies, Inc. * 5,452 396,251
932,705
Total Common Stocks
(Cost: $57,150,157) 58,856,934
Number
of Shares Value
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN: 2.1%
Money Market Fund: 2.1%
(Cost: $1,254,769)
State Street Navigator
Securities Lending
Government Money Market
Portfolio 1,254,769 $ 1,254,769
Total Investments: 102.0%
(Cost: $58,404,926) 60,111,703
Liabilities in excess of other assets: (2.0)% (1,171,162)
NET ASSETS: 100.0% $ 58,940,541
† Security fully or partially on loan. Total market value of securities on loan is $5,082,211.
* Non-income producing